Leases - Components of lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost:
Long-term (fixed)	$ 812	$ 1,730
Long-term (variable)	2,751	2,352
Short-term	3,680	949
Finance lease costs:
Depreciation of leased assets	31,334	34,500
Interest on lease liabilities	5,365	5,561
Net lease expense	$ 43,942	$ 45,092